Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Less: accumulated depreciation	$ (1,326,557)	$ (1,148,783)
Total	8,513,675	8,647,932
Office and electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	117,411	289,764
Vehicle [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	495,492	484,491
Office building [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	8,362,432	8,176,766
Office building improvement [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	$ 864,897	$ 845,694